Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Amount due from (to) as of June 30, 2025 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€16,908	€16,908
Long-term investment	-	167,489	112,725	280,214
Trade receivables	97	-	177,985	178,235
Total	€97	€167,489	€344,221	€511,807

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(996,266)	€(784)	€(997,050)
Credits pending collection	-	-	-	-
Trade payable	-	(867)	-	(867)
Total	€-	€(997,133)	€(784)	€(997,917)

Amount due from (to) as of December 31, 2024 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€16,908	€16,908
Long-term investment	-	-	112,725	112,725
Trade receivables	250	-	116,337	116,587
Total	€250	€-	€245,970	€246,220

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(1,900,000)	€(784)	€(1,900,784)
Credits pending collection	-	164,380	-	164,380
Trade payable	-	(2,196)	(53,445)	(55,641)
Total	€-	€(1,737,816)	€(54,229)	€(1,792,045)

All the amounts due to and from related parties are unsecured, non-interest bearing and due on demand, except for the loan agreement from Umbrella Global Energy, S.A. of €3,800,000. This five-year loan was formalized and signed on June 30, 2023, with a market interest rate of 6.25% per year, payable bi-annually. During the six months ended June 30, 2025 and 2024, Turbo Energy received proceed from the loan of €0 and €380,000, respectively. During the six months ended June 30, 2025 and 2024, Turbo Energy repaid €903,734   and €1,300,000, respectively. Also, during the year ended December 31, 2024, €600,000 of the loan was converted to partner contribution. As of June 30, 2025 and December 31, 2024, the loan amount was €996,226   and €1,900,000, respectively. During the six months ended June 30, 2025 and 2024, a total amount of €40,627 and €107,277 had been paid for interest, respectively.

Transactions with related parties during the six months ended June 30, 2025 and 2024 were summarized as follows:

Six Months Ended June 30, 2025

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€-	€-	€410,342	€410,342
*Services received	-	521,698	-	521,698
Total	€-	€(521,698)	€410,342	€(111,356)

*	Comprised of selling and administrative – related parties of €356,912, salaries and benefits – related parties of €124,159 (including stock-based compensation of €63,682 from RSU) and interest expense – related parties of €40,627.

Six Months Ended June 30, 2024

	Senior	Other group
	partner	companies	Total
Sales	€-	€68,980	€68,980
*Services received	467,410	-	467,410
	€(467,410)	€68,980	€(398,430)

*	Comprised of selling and administrative – related parties of €426,545 and salaries and benefits – related parties of €40,865 which includes stock-based compensation of €32,911 from RSU grant.

Our related party transactions during the six months ended June 30, 2025 include sales of products or services made to or purchases of products or services from affiliated group companies that are under common control and to associates of such group companies. These transactions include income accrued from the commercial activities of our Company. The purchases relate to merchandise that we sell in its normal course of commercial operations.

During the six months ended June 30, 2025 and 2024, the Company made payment to the related parties of €907,213 and €1,701,584, respectively. During the six months ended June 30, 2025 and 2024, the Company received advancement from related parties of €370 and €400,323, respectively.

Umbrella Global Energy, S.,A., as the holding company of the group, assumes all structural costs such as those related to human resources, licenses, legal, tax, labor, marketing and other generic structural costs. A margin of 13% is applied to these costs and the resulting amount is distributed to the four most significant companies in the group based on their estimated revenue in the monthly management fees.

During the six months ended June 30, 2025 and 2024, the Company incurred management fees to Umbrella Global Energy, S.A. of €350,000 and €420,000, respectively.

No compensation has been paid to the executives under Crocodile Investment SLU. The Company expects to continue with the same allocation structure in the future.